Finance and other costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Finance and other costs.
Accretion on convertible debentures	$ 1,747	$ 1,635
Accretion on notes payable	112	512
Accretion on lease liabilities	2,480	2,384
Interest on notes payable	1,300	1,901
Interest on interest bearing borrowings	1,497
Transaction and other costs	2,591	3,947
Total	$ 9,727	$ 10,379